Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39155
Entity Registrant Name	XP Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	20, Genesis Close
Entity Address, Address Line Two	30th floor
Entity Address, City or Town	Grand Cayman, George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY-1-1208
Title of 12(b) Security	Class A common shares, par value US$0.00001 per share
Trading Symbol	XP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Central Index Key	0001787425
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Av. Chedid Jafet, 75, Torre Sul
Entity Address, Address Line Two	30th floor
Entity Address, City or Town	Vila Olímpia
Entity Address, Country	BR
Entity Address, Postal Zip Code	04551-065
Contact Personnel Name	Victor Andreu Mansur Farinassi
City Area Code	+55 (11)
Local Phone Number	3075-0429
Class A Common Share
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	415,368,323
Class B Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	103,375,726